Janus Henderson Global Allocation Fund - Growth Expense Example - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Growth	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	1,663
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	1,823
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084